Subsequent events	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Subsequent events [Line Items]
Subsequent events
24	Subsequent events
Sports Entertainment Acquisition Corp merger
On January 27, 2022 (the ‘Closing date’) the Company completed the merger pursuant to the Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the ‘Business Combination Agreement’) dated April 23, 2021, by and among itself (‘SGHC’), Super Group (SGHC) Limited (‘NewCo’), Sports Entertainment Acquisition Corp (‘SEAC’), a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), a Delaware corporation and a wholly-owned
subsidiary of NewCo, which will result in the public listing of the Group, described in this section.
Prior to the closing date, SGHC shareholders
(“Pre-Closing
Holders”) exchanged all issued shares in SGHC for newly issued shares in NewCo at an agreed ratio of 8.51 to 1. As a consequence of the exchange previously existing shareholder of the Company obtained 458,721,777 ordinary shares in Super Group (SGHC) Limited, equating to 93.58% of the issued capital of Super Group (SGHC) Limited. This ratio resulted in each individual SGHC shareholder maintaining the same ownership percentage in NewCo as each shareholder had in SGHC. The transaction was accounted for as a capital reorganization because

NewCo did not meet the definition of a business under IFRS 3 Business Combinations prior to the capital reorganization. Under a capital reorganization, the consolidated financial statements of NewCo reflect the net assets transferred at pre-combination
predecessor book values. Following the capital reorganization, SGHC is a wholly owned subsidiary of NewCo.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of NewCo and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of NewCo.
As a result of this transaction, pre-redemption cash of € 341.8 million was assumed by Super Group (SGHC) Limited, net of transaction expenses of € 55.8 million.

Further

to the above, pursuant to the Business Combination Agreement,
Pre-Closing
Holders have a contingent right to receive up to
50,969,088

Earnout Shares. The Earnout Shares are issuable by NewCo to the
Pre-Closing
Holders subject to attainment of certain stock price hurdles over a five-year
period from the Closing Date.
Company acquisitions
Management has not completed the following acquisitions:

•
In an agreement entered into on April 7, 2021, the Group are to acquire 100% of the issued share capital of Digital Gaming Corporation (“DGC”) for € 11.1 million, conditional on various regulatory approvals. The purchase of DGC is conditioned upon written consent from the Gaming Authorities in the US that Gaming Approvals for each relevant jurisdiction and certain market access agreements will not terminate due to the purchase by SGHC.

•
In an agreement entered into on April 19, 2021, the Group are to acquire 70% of the issued share capital of BlueJay Limited for a nominal amount, conditional on the formal approval from the Betting Control and Licensing Board and Competitions Authority in Kenya.

Furthermore, SGHC assessed whether the rights within the contract to acquire these entities were substantive or protective rights and whether these rights would give the Company control over these entities even though the sale was not finalized. SGHC determined that the rights contained in the contract were not substantive. Therefore, until the conditions within the contract are met, SGHC does not have control over these entities.
Repayment of loans receivable
Loans receivable to the value of € 18.8 million out of the € 25.5 million as at December 31, 2021 have been received.
Increase in financial guarantee
On January 21, 2022, Standard Bank increased its loan facility with DGC from US $50 million to US $78 million and the repayment date was extended from 18 months to 36 months after the first drawing under the facility. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the Group’s restricted cash balance.

Super Group (SGHC) Limited
Subsequent events [Line Items]
Subsequent events
11	Subsequent events
Sports Entertainment Acquisition Corp merger
On January 27, 2022 (the ‘Closing date’) the Company completed the merger pursuant to the Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the ‘Business Combination Agreement’) dated April 23, 2021, by and among itself (‘Super Group’), SGHC Limited (‘SGHC’), Sports Entertainment Acquisition Corp (‘SEAC’), a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), a Delaware corporation and a wholly-owned
subsidiary of Super Group, which will result in the public listing of the SGHC Group, described in this section.
Prior to the closing date, SGHC shareholders
(“Pre-Closing
Holders”) exchanged all issued shares in SGHC for newly issued shares in Super Group at an agreed ratio. This ratio resulted in each individual SGHC shareholder maintaining the same ownership percentage in Super Group as each shareholder had in SGHC. The transaction was accounted for as a capital reorganization because Super Group did not meet the definition of a business under IFRS 3 Business Combinations prior to the capital reorganization. Under a capital reorganization, the financial statements of Super Group reflect the net assets transferred at pre-combination
predecessor book values. Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.
SEAC is not considered a business as defined by IFRS 3 (Business Combinations) given it consists predominately of cash in the Trust Account. Therefore, the merger transaction will be accounted for under IFRS 2 Share-based Payment. Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC will be treated as the acquired company for financial reporting purposes.
The difference in the fair value of the consideration (i.e. shares and warrants issued by Super Group) for the acquisition of SEAC over the fair value of the identifiable net assets of SEAC will represent a service for the listing of Super Group and be recognized as a share-based payment expense.

The fair value of consideration transferred for the acquisition of SEAC on January 27, 2022 were as follows:

•	Closing share price of SEAC’s shares as traded on NYSE which was $ 8.14 per share, resulting in a value of € 226.3 million.

•	Closing price of SEAC’s public warrants as traded on NYSE which was $ 1.63 per warrant, resulting in a value of € 32.4 million.

•	The valuation of the private warrants using the Black Scholes valuation at a total amount of € 14.1 million.
The net assets of SEAC of € 164 million (see below) were assumed by Super Group and the issuance of ordinary shares and warrants by Super Group was recognized at fair value of € 273.8 million, with the resulting difference amounting to € 108.8 million representing the listing expense recognized on the transaction. In addition, SGHC incurred additional other listing expenses such as lawyers and consultants’ fees of € 23.2 million, resulting in a total listing expense of € 54.4 million.
Further to the above, pursuant to the Business Combination Agreement,
Pre-Closing
Holders have a contingent right to receive up to 50,969,088 Earnout Shares. The Earnout Shares are issuable by Super Group to the
Pre-Closing
Holders subject to attainment of certain stock price hurdles over a five-year period from the Closing Date.